UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-6126

DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	11/30
Date of reporting period:	08/31/09

FORM N-Q

Item 1.	Schedule of Investments.

[INSERT SCHEDULE OF INVESTMENTS HERE]

STATEMENT OF INVESTMENTS Dreyfus Pennsylvania Municipal Money Market Fund August 31, 2009 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--98.3%	Rate (%)		Date	Amount ($)	Value ($)
Allegheny County Industrial
Development Authority,
Residential Rental Development
Revenue (Karrington of South
Hills Assisted Living Facility
Project) (LOC; Wachovia Bank)		0.58	9/7/09	835,000 a	835,000
Allegheny County Industrial
Development Authority, Revenue
(Children's Hospital Project)
(LOC; Bank of America)		0.28	9/7/09	10,000,000 a	10,000,000
Allegheny County Industrial
Development Authority, Revenue
(Sewickley Academy) (LOC; PNC
Bank)		0.34	9/7/09	1,085,000 a	1,085,000
Berks County Industrial
Development Authority, Student
Housing Revenue (CHF-Kutztown,
LLC Project Servicing Kutztown
University of Pennsylvania)
(LOC; Citibank NA)		0.32	9/7/09	10,675,000 a	10,675,000
Berks County Municipal Authority,
Revenue (The Reading Hospital
and Medical Center Project)		3.00	11/1/09	4,175,000	4,192,220
Berks County Municipal Authority,
Revenue (The Reading Hospital
and Medical Center Project)		0.66	1/14/10	7,500,000	7,500,000
Bethlehem Area School District,
GO Notes (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)		1.10	9/7/09	16,300,000 a	16,300,000
Blair County Industrial
Development Authority, Revenue
(NPC, Inc. Project) (LOC; PNC
Bank NA)		0.64	9/7/09	4,175,000 a	4,175,000
Bradford County Industrial
Development Authority, EDR
(Towanda Printing Company
Project) (LOC; PNC Bank NA)		0.64	9/7/09	2,235,000 a	2,235,000
Bradford County Industrial
Development Authority, Revenue
(State Aggregates Inc.
Project) (LOC; M&T Bank)		0.59	9/7/09	2,145,000 a	2,145,000
Bucks County Industrial
Development Authority, IDR
(Dunmore Corporation Project)
(LOC; Wachovia Bank)		0.63	9/7/09	1,290,000 a	1,290,000
Butler County Hospital Authority,
HR (Butler Health System
Project) (LOC; Branch Banking
and Trust Co.)		0.28	9/7/09	4,500,000 a	4,500,000
Chester County Industrial
Development Authority, Revenue

(Malvern Preparatory School
Project) (LOC; Citizens Bank
of Pennsylvania)	1.98	9/7/09	7,700,000 a	7,700,000
College Township Industrial
Development Authority, IDR,
Refunding (Ball Corporation
Project) (LOC; JPMorgan Chase
Bank)	0.77	9/7/09	2,800,000 a	2,800,000
Cumberland County Municipal
Authority, Revenue (Messiah
Village Project) (LOC;
Citizens Bank of Pennsylvania)	1.83	9/7/09	9,475,000 a	9,475,000
Cumberland County Municipal
Authority, Revenue
(Presbyterian Homes, Inc.
Project) (LOC; KBC Bank)	0.44	9/7/09	6,825,000 a	6,825,000
Delaware County Industrial
Development Authority, PCR, CP
(Exelon Generation Company
LLC) (LOC; BNP Paribas)	0.50	9/17/09	22,125,000	22,125,000
Delaware County Industrial
Development Authority, Revenue
(Astra Foods, Inc. Project)
(LOC; Wachovia Bank)	0.63	9/7/09	3,500,000 a	3,500,000
Delaware County Industrial
Development Authority, Revenue
(Melmark, Inc. Project) (LOC;
Commerce Bank)	0.34	9/7/09	2,800,000 a	2,800,000
Erie County,
GO Notes	4.00	9/1/09	1,780,000	1,780,000
Hampden Industrial Development
Authority, Revenue (PA Pipe,
Inc. Project) (LOC; Wachovia
Bank)	0.63	9/7/09	920,000 a	920,000
Harrisburg Authority,
Revenue (Haverford Township
School District Project)
(Insured; FSA and Liquidity
Facility; Dexia Credit Locale)	3.39	9/7/09	1,000,000 a	1,000,000
Harrisburg Authority,
Revenue (Township of West
Brandywine Project) (Insured;
FSA and Liquidity Facility;
Dexia Credit Locale)	3.39	9/7/09	3,685,000 a	3,685,000
Jackson Township Industrial
Development Authority, IDR
(Everlast Roofing Inc.
Project) (LOC; M&T Bank)	0.49	9/7/09	3,280,000 a	3,280,000
Lackawanna County Industrial
Development Authority, Revenue
(Material Technology and
Logistics, Inc. Project) (LOC;
Wachovia Bank)	0.63	9/7/09	3,505,000 a	3,505,000
Lawrence County Industrial
Development Authority, Revenue
(Villa Maria Project) (LOC;
Allied Irish Banks)	0.60	9/7/09	5,900,000 a	5,900,000
Montgomery County Industrial
Development Authority,

Retirement Community Revenue
(Adult Communities Total
Services Retirement Life
Communities, Inc. Obligated
Group) (LOC; Bank of America)	0.15	9/1/09	3,800,000 a	3,800,000
Montgomery County Industrial
Development Authority, Revenue
(Fountain of Life Christian
Academy Project) (LOC;
JPMorgan Chase Bank)	0.28	9/7/09	3,225,000 a	3,225,000
Montgomery County Industrial
Development Authority, Revenue
(Recigno Laboratories, Inc.
Project) (LOC; Wachovia Bank)	0.63	9/7/09	2,220,000 a	2,220,000
Northern York County School
District, GO Notes	2.00	11/15/09	630,000	631,595
Northumberland County Industrial
Development Authority, Revenue
(Drug Plastics and Glass
Company Project) (LOC;
Wachovia Bank)	0.63	9/7/09	2,030,000 a	2,030,000
Pennsylvania Economic Development
Financing Authority, EDR
(Plastikos Realty Project)
(LOC; PNC Bank NA)	0.84	9/7/09	600,000 a	600,000
Pennsylvania Economic Development
Financing Authority, Exempt
Facilities Revenue, CP (PPL
Electric Utilities) (LOC;
Wachovia Bank)	0.90	12/10/09	12,500,000	12,500,000
Pennsylvania Energy Development
Authority, Energy Development
Revenue (B&W Ebensburg
Project) (LOC; Landesbank
Hessen-Thuringen Girozentrale)	0.34	9/7/09	11,430,000 a	11,430,000
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Association of Independent
Colleges and Universities of
Pennsylvania Financing
Program-Arcadia University)
(LOC; Allied Irish Banks)	0.60	9/7/09	6,200,000 a	6,200,000
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Association of Independent
Colleges and Universities of
Pennsylvania Financing
Program-Susquehanna
University) (LOC; Allied Irish
Banks)	0.60	9/7/09	2,590,000 a	2,590,000
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Saint Joseph's University)
(LOC; Allied Irish Banks)	0.37	9/7/09	13,380,000 a	13,380,000
Pennsylvania Higher Educational
Facilities Authority, Revenue
(The Trustees of the
University of Pennsylvania)	5.25	9/1/09	1,000,000	1,000,000
Pennsylvania State University,
Revenue (Liquidity Facility;

Westdeutsche Landesbank)	0.38	9/7/09	16,500,000 a	16,500,000
Peters Township School District,
GO Notes, Refunding	2.00	3/1/10	1,025,000	1,031,588
Philadelphia,
Gas Works Revenue, Refunding
(LOC; Scotiabank)	0.26	9/7/09	6,800,000 a	6,800,000
Philadelphia Authority for
Industrial Development,
Revenue (Friends of Master
School, Inc. Project) (LOC;
Wachovia Bank)	0.53	9/7/09	3,355,000 a	3,355,000
Philadelphia Authority for
Industrial Development,
Revenue (Henry H. Ottens
Manufacturing Company Project)
(LOC; Wachovia Bank)	0.63	9/7/09	1,030,000 a	1,030,000
Philadelphia School District,
GO, Refunding (LOC; Commerce
Bank NA)	0.39	9/7/09	790,000 a	790,000
RBC Municipal Products Inc. Trust
(Allegheny Hospital
Development Authority, Revenue
(University of Pittsburgh
Medical Center)) (Liquidity
Facility; Royal Bank of Canada
and LOC; Royal Bank of Canada)	0.39	9/7/09	12,500,000 a,b	12,500,000
RBC Municipal Products Inc. Trust
(Berks County Municipal
Authority, Health Care Revenue
(Reading Hospital and Medical
Center Project)) (Liquidity
Facility; Royal Bank of Canada
and LOC; Royal Bank of Canada)	0.39	9/7/09	10,000,000 a,b	10,000,000
Souderton Area School District,
GO Notes	3.00	11/1/09	1,170,000	1,174,352
South Middleton School District,
GO Notes	2.00	10/1/09	1,020,000	1,020,868
Southern York County School
District, GO Notes	2.00	9/1/09	1,675,000	1,675,000
Susquehanna County Industrial
Development Authority, IDR
(Stabler Companies, Inc.
Project) (LOC; Wachovia Bank)	0.59	9/7/09	5,040,000 a	5,040,000
Telford Industrial Development
Authority, IDR (Ridgetop
Associates Project) (LOC; Bank
of America)	0.75	9/7/09	4,735,000 a	4,735,000
Union County Industrial
Development Authority, Revenue
(Stabler Companies Inc.
Project) (LOC; M&T Bank)	0.54	9/7/09	5,525,000 a	5,525,000
University of Pittsburgh of the
Commonwealth System of Higher
Education, CP	0.40	11/4/09	4,656,000	4,656,000
Warren County School District,
GO Notes (Insured; FSA)	3.00	9/1/09	350,000	350,000
Warwick School District,
GO Notes	2.00	10/1/09	215,000	215,218
Warwick School District,

GO Notes	2.00	10/1/09	590,000	590,597
York Redevelopment Authority,
Revenue (LOC; M&T Bank)	0.49	9/7/09	3,260,000 a	3,260,000

Total Investments (cost $280,082,438)			98.3%	280,082,438
Cash and Receivables (Net)			1.7%	4,981,360
Net Assets			100.0%	285,063,798

a	Variable rate demand note - rate shown is the interest rate in effect at August 31, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2009, these securities amounted to $22,500,000 or 7.9% of net assets.

At August 31, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Markets Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes

RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),

Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of August 31, 2009 in valuing the fund's investments:

Valuation Inputs	Investments in Securities ($)
Level 1 - Quoted Prices	-
Level 2 - Other Significant Observable Inputs	280,082,438
Level 3 - Significant Unobservable Inputs	-
Total	280,082,438

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

Treasury’s Temporary Guarantee Program: Each fund
entered into a Guarantee Agreement with the United States
Department of the Treasury (the “Treasury”) to participate
in the Treasury’s Temporary Guarantee Program for Money
Market Funds (the “Program”).
Under the Program, the Treasury guaranteed the share price
of shares of the fund held by shareholders as of September
19, 2008 at $1.00 per share if the fund’s net asset value per share fell below $0.995 (a “Guarantee Event”) and the fund
liquidated. Recovery under the Program was subject to certain conditions and limitations.
Fund shares acquired by investors after September 19, 2008
that increased the number of fund shares the investor held at the close of business on September 19, 2008 were not eligible for protection under the Program. In addition, fund
shares acquired by investors who did not hold fund shares at the close of business on September 19, 2008 were not eligible for protection under the Program.
the Program,
which was originally set to expire on December 18, 2008,
was initially extended by the Treasury until April 30, 2009
and had been further extended by the Treasury until
September 18, 2009, at which time the Secretary of the
Treasury terminated the Program. Participation in the initial term and the extended periods of the Program required a
payment to the Treasury in the amount of .01%, .015% and
.015% except for Dreyfus Cash Management Plus, Inc.,
which was .015%, .022% and .023%, respectively, of the
funds’ shares outstanding as of September 19, 2008 (valued
at $1.00 per share). This expense was borne by the funds
without regard to any expense limitation in effect.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

By:	/s/ J. David Officer
J. David Officer
President

Date:	October 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	October 28, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	October 28, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)